As filed with the Securities and Exchange Commission
                              on September 11, 2000
                      Registration No. 333-74295; 811-09253

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 Pre-Effective Amendment No. ___
Post-Effective Amendment No. 14         x
                                      -----

                                       And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                 ------
Amendment No. 15                                                    x
                                                                 -----
                             ------------------------

                             WELLS FARGO FUNDS TRUST
                 (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
         (Address of Principal Executive Offices, including Zip Code)
                           --------------------------

       Registrant's Telephone Number, including Area Code: (800) 643-9691
                                                          Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                      (Name and Address of Agent for Service)
                                 With a copy to:
                             Robert M. Kurucza, Esq.
                              Marco E. Adelfio, Esq.
                             Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                             Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

 x    Immediately upon filing pursuant to Rule 485(b), or
---

      on _________ pursuant to Rule 485(b)
----

      60 days after filing pursuant to Rule 485(a)(1), or
----

      on _________ pursuant to Rule 485(a)(1)
----

      75 days after filing pursuant to Rule 485(a)(2), or
----

      on ___________pursuant to Rule 485(a)(2)
----

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

         This Post-Effective Amendment No. 14 is being filed to add to the Registration Statement of Wells Fargo Funds Trust (the "Trust"), the audited financial statements and certain related financial information for the Nebraska Tax Free Fund of the Trust, and to make certain other non-material changes to the Registration Statement.

         This   Post-Effective   Amendment  does  not  affect  the  Registration
Statement for any of the Trust's other funds.

                             WELLS FARGO FUNDS TRUST
                              Cross Reference Sheet


Form N-1A Item Number

Part A                      Prospectus Captions

 1                          Front and Back Cover Pages
 2                          Objectives and Principal Strategies
                            Important Risks
 3                          Summary of Expenses
                            Example of Expenses
 4                          Objectives and Principal Strategies
                            Important Risks
                            See Individual Fund Summaries
                            General Investment Risks
 5                          Not applicable
 6                          Organization and Management of the Funds
 7                          Your Account
                            How to Buy Shares
                            How to Sell Shares
                            Exchanges
                            Dividends and Distributions
                            Taxes
 8                          Distribution Plan
                            Exchanges
 9                          See Individual Fund Summaries

Part B                      Statement of Additional Information Captions

10                          Cover Page and Table of Contents
11                          Historical Fund Information
                            Cover Page
12                          Investment Restrictions
                            Additional Investment Policies
                            Risk Factors
13                          Management
14                          Capital Stock
15                          Management
16                          Portfolio Transactions
17                          Capital Stock
18                          Determination of Net Asset Value
                            Additional Purchase and Redemption Information
19                          Federal Income Taxes
20                          Management
21                          Performance Calculations
22                          Financial Information

Part C                      Other Information

23-30 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

WELLS FARGO NEBRASKA TAX-FREE FUND



Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you Institutional Class decide if a Fund's goals match your own. These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                             SEPTEMBER 11, 2000

TABLE OF CONTENTS

Overview                              Objective and Principal
                                         Strategy
This section contains                 Summary of Important Risks
important summary                     Summary of Expenses
information about the                 Key Information
Fund.

The Fund                              Nebraska Tax-Free Fund
                                      General Investment Risks
This section contains Organization and Management important information of the Fund about the Fund


Your Investment                       Your Account
                                         How to Buy Shares
Turn to this section for How to Sell Shares information on how to How to Exchange Shares open an account and how to buy, sell and exchange Fund shares.



Reference                             Other Information
                                      Glossary
Look here for
additional information
and term definitions

Nebraska Tax-Free Fund Overview

See the individual Fund description in this Prospectus for further details.

Objective
Seeks current income exempt from federal income tax and Nebraska personal income tax.

Principal Strategy
We invest primarily in investment grade Nebraska municipal securities of varying maturities. The portfolio's weighted average maturity will vary depending on market conditions, economic conditions including interest rates, the differences in yields between obligations of different maturity lengths and other factors. Generally, we will attempt to capture greater total return by increasing maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when interest rates are expected to increase.

Summary of Important Risks

   This section summarizes important risks for the Fund described in this Prospectus. Additional information about these and other risks is included in:

o the individual Fund Description later in this Prospectus; o under the "General Investment Risks" section beginning on page 11; and o in the Fund's Statement of Additional Information.

   An investment in the Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in the Fund.


   The Fund invests in debt instruments, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in a Fund's portfolio, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in a Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

   The Fund may invest in municipal obligations that rely on the creditworthiness or revenue production of their issuers or ancillary credit enhancement features. The Fund may invest 25% or more of its assets in municipal obligations whose revenues are generated by substantially similar projects. A decline in the receipt of such revenues for economic or other reasons could adversely affect the issuers' ability to meet their payment obligations and therefore, because a greater percentage of fund assets may be invested in such securities, the risk of loss is greater. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

   Although we strive to invest in municipal obligations and other securities with interest that is exempt from federal personal income taxes, including the federal AMT, some income earned by Fund investments may be subject to such taxes.

   Tax-Free Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal and, in some cases, state personal income tax. Capital gains, whether declared by the Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.

   The Fund is considered to be non-diversified according to the Investment Company Act of 1940, as amended ("1940 Act"). The majority of the issuers of the securities in the Fund's portfolio are located within Nebraska. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative affect than a similar default in a diversified portfolio.


Fund-Specific Risks

   Since we invest heavily in Nebraska municipal securities, events in Nebraska are likely to effect the Fund's investments. The Nebraska economy is primarily based on agriculture and agricultural processing. but has become increasingly diversified with relatively steady growth in the manufacturing, services and finance, insurance and real estate industries. While these recent trends have helped diversify the Nebraska economy, it may still be significantly impacted by changes in agricultural conditions such as the weather, fluctuations in commodity markets, world agricultural production, import and export and decreases in federal agriculture subsidy and support programs.

   The State of Nebraska does not directly issue debt. The obligations issued by municipalities or political subdivisions which are permitted to issue debt are not backed by the State's full faith and credit. Accordingly, the Fund relies on the availability of, and must individually analyze the economic condition of, securities issued by the various municipalities and public authorities in Nebraska. We may invest 25% or more of our assets in Nebraska municipal securities that are related in such a way that political, economic or business developments effecting one obligation would effect others.

   Performance History

   The Wells Fargo Nebraska Tax-Free Fund was organized as the successor fund to the Great Plains Tax-Free Bond Fund, which was reorganized into the Wells Fargo Fund effective September 11, 2000. The historical information shown for the Nebraska Tax-Free Fund below reflects the historical information for the Great Plains Tax-Free Bond Fund.

   The performance information below shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual returns for one-, five- and ten-year periods are compared to the performance of an appropriate broad-based index.

   Please remember that prior performance is no guarantee of future results.

   Nebraska Tax-Free Fund Institutional Class Calendar Year Returns (%)

                                   [BAR CHART]


                                    1989 7.84
                                    1990 6.31
                                    1991 8.87
                                    1992 5.51
                                    1993 7.70
                                   1994 (3.01)
                                   1995 11.61
                                    1996 3.37
                                    1997 6.41
                                    1998 4.97

 Best Qtr.:  Q 1 '95    4.57%           Worst Qtr.: 1'94    -3.44%

   The Fund's year-to-date performance through June 30, 2000 was 0.26%.



            Average Annual Total Return %
            for the period ending 12/31/98

                                                                           1 Yr          5 Yrs          10 Yrs
Institutional Class (Incept. 9/29/97)1                                     1.84%         3.93%          5.57%
Lehman Brothers Municipal Index/7-Year                                     6.36%         5.81%           N/A
Lehman Brothers Municipal Index/10-Year                                    6.76%         6.34%          8.33%
Lipper Intermediate Municipal Debt Average                                 5.42%         5.24%          6.94%


Summary of Expenses

  These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares.

---------------------------------------------- --------------------------


Shareholder Fees                               Nebraska Tax-Free Fund
                                               --------------------------
                                               Institutional Class
----------------------------------------------
                                               --------------------------
Maximum sales charge (load)
   imposed on purchases (as a percentage of
   offering price)                             None
---------------------------------------------- --------------------------
Maximum deferred sales charge (load)
   (as a percentage of the lower of the Net    None
  Asset Value ("NAV") at purchase or the NAV
  at redemption)
---------------------------------------------- --------------------------


------------------------------- -----------------------

                                  Nebraska Tax-Free
                                         Fund
                                -----------------------
                                -----------------------
                                 Institutional Class
-------------------------------
                                -----------------------
Management Fee                          0.50%
------------------------------- -----------------------
------------------------------- -----------------------
Distribution (12b-1) Fee                0.00%
------------------------------- -----------------------
Other Expenses2                         0.54%
------------------------------- -----------------------
TOTAL ANNUAL FUND
   OPERATING
   EXPENSES                             1.04%
------------------------------- -----------------------
Fee Waivers3                            0.21%
------------------------------- -----------------------
NET EXPENSES                            0.83%
------------------------------- -----------------------


Example of Expenses
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and the fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

------------------- ----------------------------------

                         Nebraska Tax-Free Fund
                    ----------------------------------
                    ----------------------------------
                           Institutional Class
-------------------
                    ----------------------------------
1 YEAR                            $ 85
------------------- ----------------------------------
3 YEARS                           $ 310
------------------- ----------------------------------
5 YEARS                           $ 554
------------------- ----------------------------------
10 YEARS                         $1,252
------------------- ----------------------------------

Key Information

Important information you should look for as you decide to invest in the Fund:
The summary information on the previous pages is designed to provide you with an overview of the Fund. The sections that follow provide more detailed information about the investments and management of the Fund.

Investment Objective and Investment Strategies
The investment objective of the Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategy descriptions for the Fund tell you: o what the Fund is trying to achieve; and o how we intend to invest your money.

Permitted Investments
A summary of the Fund's key permitted investments and practices.

Important Risk Factors
Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "General Investment Risks" sections.

Words appearing in italicized print and highlighted in color are defined in the Glossary.

Nebraska Tax-Free Fund

Portfolio Managers:            Stephen Galiani

Investment Objective
The Nebraska Tax-Free Fund seeks current income exempt from federal income taxes and Nebraska personal income tax.

Investment Strategies
We actively manage a portfolio of municipal securities and we buy municipal securities of any maturity length. The portfolio's weighted average maturity will vary depending on market conditions, economic conditions including interest rates, the differences in yields between obligations of different maturity lengths and other factors. Generally, we will attempt to capture greater total return by increasing maturity when we expect interest rates to decline, and attempt to preserve capital by shortening maturity when interest rates are expected to increase. We invest primarily in a portfolio of investment grade municipal securities.

Permitted Investments
Under normal market conditions, we invest:

o at least 80% of net assets in municipal securities that pay interest exempt from federal income tax; o at least 65% of total assets in municipal securities that pay interest exempt from Nebraska personal income tax; o up to 20% of net assets in securities whose income is subject to the federal AMT; and o in municipal obligations rated in the four highest credit categories by NRROs, and in securities deemed by the advisor to be of comparable quality.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During these periods, the Fund may not achieve its objective of current income exempt from federal income taxes and Nebraska personal income taxes.

Important Risk Factors

Since we invest heavily in Nebraska municipal securities, events in Nebraska are likely to effect the Fund's investments. The Nebraska economy is primarily based on agriculture and agricultural processing. but has become increasingly diversified with relatively steady growth in the manufacturing, services and finance, insurance and real estate industries. While these recent trends have helped diversify the Nebraska economy, it may still be significantly impacted by changes in agricultural conditions such as the weather, fluctuations in commodity markets, world agricultural production, import and export and decreases in federal agriculture subsidy and support programs.

The State of Nebraska does not directly issue debt. The obligations issued by municipalities or political subdivisions which are permitted to issue debt are not backed by the State's full faith and credit. Accordingly, the Fund relies on the availability of, and must individually analyze the economic condition of, securities issued by the various municipalities and public authorities in Nebraska. We may invest 25% or more of our assets in Nebraska municipal securities that are related in such a way that political, economic or business developments effecting one obligation would effect others.

Municipal securities rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Although we strive to invest in municipal securities and other securities with interest that is exempt from federal personal income taxes, including the federal AMT, some income earned by Fund investments may be subject to such taxes.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 15; and the specific risks listed here. They are all important to your investment choice.

Financial Highlights

The Wells Fargo Nebraska Tax-Free Fund was organized as the successor fund to the Great Plains Tax-Free Bond Fund, which was reorganized into the Wells Fargo Fund effective September 11, 2000. The historical information shown for the Nebraska Tax-Free Fund below reflects the historical information for the Great Plains Tax-Free Bond Fund.

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on investment in the Fund (assuming reinvestment of all dividends and distributions). Deloitte & Touche LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

                                                                     Nebraska Tax-Free
                                                                          Fund
                                                                     Institutional Class
                                                                     August 31, 1999           August 31, 19984

Net Asset Value, beginning of period                                    $10.13                         $10.00
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                              0.42                           0.39
Net realized and unrealized gain (loss) on investments                   (0.36)                          0.13
                                                                          -----
Total from investment operations:                                         0.06                           0.52
-------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                     (0.42)                         (0.39)
Distributions form net realized gain                                     (0.01)                         (0.00)5
Total from distributions                                                 (0.43)                         (0.39)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $9.76                         $10.13
-------------------------------------------------------------------------------------------------------------
Total return6                                                             0.54%                          5.29%
--------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s)                                        $68,443                        $67,372
Ratios to average net assets (annualized):
Ratio of expenses to average net assets                                   0.84%                         0.87%7
Ratio of net investment income (loss) to average net assets               4.16%                         4.22%4
PORTFOLIO TURNOVER                                                           7%                             8%
Ratios to average net assets (after voluntary waivers):
Ratio of expenses to average net assets                                   0.83%                         0.87%4
Ratio of net investment income (loss) to average net assets               4.17%                         4.22%4


General Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

o Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC. o We cannot guarantee that we will meet our investment objective.
o We do not guarantee the performance of the Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.
o Share prices -- and therefore the value of your investment -- will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.
o Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.
o An investment in a single Fund, by itself, does not constitute a complete investment plan.
o The Fund may also use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

We carefully monitor investment practices and risk levels and make every attempt to ensure that the risk exposure for the Fund remains within the parameters of its objective.

What follows is a general list of the types of risks (some of which are described previously) that may apply to the Fund and a table showing some of the additional investment practices that the Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk -- The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk -- The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Currency Risk-- The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Experience Risk--The risk presented by a new or innovative security. The risk is that insufficient experience exists to forecast how the security's value might be affected by various economic conditions.

Information   Risk--The  risk  that  information  about  a  security  is  either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.


General Investment Risks (Cont'd)

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

Prepayment Risk--The risk that consumers will accelerate their prepayment of mortgage loans or other receivables, which can shorten the maturity of a mortgage-backed or other asset-backed security, and reduce a portfolio's return.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in the Fund. See the "Important Risk Factors" section in the summary for the Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to the Fund.

Investment Practice/Risk

The following table lists some of the additional investment practices of the Fund, including some not already described in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Strategies for the Fund or the Statement of Additional Information for more information on these practices.

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for the Fund remains within the parameters of its objective.


                                ---
                         NEBRASKA TAX-FREE
--------------------------------------------------- ------------------ ---
Investment Practice                                 Risk
--------------------------------------------------- ------------------
--------------------------------------------------- ------------------

--------------------------------------------------- ------------------
--------------------------------------------------- ------------------ ---
Borrowing Policies
The ability to borrow from banks for temporary Leverage Risk o purposes to meet shareholder redemptions.
--------------------------------------------------- ------------------ ---
Floating and Variable Rate Debt
Instruments with interest rates that are adjusted Interest Rate o either on a schedule or when an index or and Credit Risk benchmark changes.
--------------------------------------------------- ------------------ ---
Forward Commitment, When-Issued and Delayed
Delivery Transactions
Securities bought or sold for delivery at a later   Interest Rate,     o
date or bought or sold for a fixed price at a       Leverage, Credit
fixed date.                                         and
                                                    Experience Risk
--------------------------------------------------- ------------------ ---

                                       ---
                                 NEBRASKA TAX-FREE
--------------------------------------------------- ------------------ ---
Investment Practice                                 Risk

--------------------------------------------------- ------------------
--------------------------------------------------- ------------------ ---
Illiquid Securities
A security that cannot be readily sold, or cannot Liquidity Risk be readily sold without negatively affecting its o fair price. Limited to 15% of total assets.
                                                                       ---
--------------------------------------------------- ------------------ ---
Loans of Portfolio Securities
The practice of loaning securities to brokers, Credit, dealers and financial institutions to increase Counter-Party o return on those securities. Loans may be made up and Leverage Risk to Investment Company Act of 1940 limits (currently one-third of total assets including the value of the collateral received).
                                                                       ---
--------------------------------------------------- ------------------ ---
Options
The right or obligation to receive or deliver a     Credit,
security or cash payment depending on the           Information        o
security's price or the performance of an index     and Liquidity
or benchmark.  Types of options used may            Risk
include:  options on securities, options on a
stock index, stock index futures and options on
stock index futures to protect liquidity and
portfolio value.
                                                                       ---
--------------------------------------------------- ------------------ ---
Other Mutual Funds
A pro rata portion of the other fund's expenses, Market Risk in addition to the expenses paid by the Fund, o will be borne by Fund shareholders.
--------------------------------------------------- ------------------ ---
--------------------------------------------------- ------------------ ---
Privately Issued Securities
Securities that are not publicly traded but which   Credit and         o
may or may not be resold in accordance with Rule    Counter-Party
144A under the Securities Act of 1933.              Risk
--------------------------------------------------- ------------------ ---
Repurchase Agreements
A transaction in which the seller of a security Liquidity Risk agrees to buy back a security at an agreed upon o time and price, usually with interest.
--------------------------------------------------- ------------------ ---

Organization and Management of the Fund

A number of different entities provide services to the Fund. This section shows how the Fund is organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Fund.

About Wells Fargo Funds Trust
Wells Fargo Funds Trust (the "Trust") was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc., the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998. The Board of Trustees of the Trust supervises the Fund's activities and approves the selection of various companies hired to manage the Fund's operation. The major service providers are described in the diagram below. Except for the advisors, which require shareholder vote to change, if the Board believes that it is in the best interest of the shareholders it may make a change in one of these companies.

      --------------------------------------------------------------------------
                                       BOARD OF TRUSTEES
      --------------------------------------------------------------------------
                               Supervises the Fund's activities
      --------------------------------------------------------------------------

      ------------------------------------------ -------------------------------
                 INVESTMENT ADVISOR                             CUSTODIAN
      ------------------------------------------ -------------------------------

      Wells Fargo Bank, N.A.                     Wells Fargo Bank Minnesota, N.A.
      525 Market St., San Francisco, CA          6th Street & Marquette, Minneapolis, MN
      Manages the Fund's investment              Provides safekeeping for the Fund's
                                                 assets
      activities

      ------------------------------------------ -------------------------------

      --------------------------------------------------------------------------
                                    INVESTMENT SUB-ADVISOR
      --------------------------------------------------------------------------
                             Wells Capital Management Incorporated
                               525 Market St., San Francisco, CA
                                 Manages the Fund's investment
                                          activities
                              ----------------------------------

                              ----------------------------------

                                                                            SHAREHOLDER
                                                          TRANSFER           SERVICING
          DISTRIBUTOR          ADMINISTRATOR               AGENT               AGENTS
      -------------------- ----------------------- ----------------------- ---------------

      Stephens Inc.        Wells Fargo Bank, N.A.  Boston Financial Data   Various Agents
      111 Center St.       525 Market Street          Services, Inc.
      Little Rock, AR      San Francisco, CA       Two Heritage Drive
      Markets the Fund,    Manages the             Quincy, MA              Provide
      and distributes      Fund's business         Maintains records       services to
      Fund shares          activities              of shareholders and     customers
                                                   supervises the
                                                   paying of dividends
      -------------------- ----------------------- ----------------------- -----

      --------------------------------------------------------------------------
                          FINANCIAL SERVICES FIRMS AND SELLING AGENTS
      --------------------------------------------------------------------------
           Advise current and prospective shareholders on their Fund investments
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
                                         SHAREHOLDERS
      --------------------------------------------------------------------------

In the following sections, the percentages shown are the percentages of the average daily net assets of the Fund paid on an annual basis for the services described.

The Investment Advisor
Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for the Fund. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of March 31, 2000, Wells Fargo Bank and its affiliates provided advisory services for over $168 billion in assets. For providing these services to the Fund, Wells Fargo Bank is entitled to receive a fee of 0.50% of the average annual net assets of the Fund.

The Sub-Advisor
Wells Capital Management Incorporated ("WCM"), a wholly owned subsidiary of Wells Fargo Bank, N.A., is the sub-advisor for the Fund. In this capacity, it is responsible for the day-to-day investment management activities of the Fund. As of March 31, 2000, WCM provided advisory services for over $80 billion in assets.

The Administrator
Wells Fargo Bank provides the Fund with administration services, including general supervision of the Fund's operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct the Fund's business. For providing these services, Wells Fargo Bank is entitled to receive a fee of 0.15% of the average annual net assets of the Fund.

Shareholder Servicing Plan
We have a shareholder servicing plan for the Fund. Under this plan, we have engaged various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Fund pays 0.25% of its average net assets.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Fund. For providing these services, BFDS receives an annual fee, certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Fund.

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy and sell Fund shares once your account is open.

Pricing Fund Shares
o As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.
o We determine the NAV each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"). We determine the NAV by subtracting the Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of the class. The Fund's assets are generally valued at current market prices. See the Statement of Additional Information for further information.
o We process requests to buy or sell shares of the Fund each business day as of the close of regular trading on the NYSE, which is usually 1:00 p.m. (Pacific time)/3:00 p.m. (Central time). If the markets close early, the Fund may close early and may value its shares at earlier times under these circumstances. Any request we receive in proper form before this time is processed the same day. Requests we receive after the cutoff time are processed the next business day.
o The Fund is open for business on each day the NYSE is open for business. NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

                                HOW TO BUY SHARES
You can open a Fund account and buy Fund shares through an Institution through which you have established a Customer Account. Investors interested in purchasing Institutional shares of the Fund should contact an account representative at their Institution and should understand the following:

o Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;
o Institutions are usually the holders of record for Institutional shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;
o Institutions are responsible for transmitting their customers' purchase and redemption orders to the Fund and for delivering required payment on a timely basis;
o The exercise of voting rights and the delivery of shareholder communications from the Fund is governed by the terms of the Customer Account involved; and
o Institutions may charge their customers account fees and may receive fees from us with respect to investments their customers have made with the Fund.

                               HOW TO SELL SHARES
Institutional shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

General notes for selling shares
o We process requests we receive from an Institution in proper form before the close of the NYSE, usually 1:00 p.m. Pacific time, at the NAV determined on the same business day. Requests we receive after this time are processed on the next business day.
o Redemption proceeds are usually wired to the redeeming Institution the following business day.
o We reserve the right to delay payment of a redemption for up to 15 days so that we may be reasonably certain that investments made by check have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Payments of redemptions also may be delayed up to seven days under normal circumstances, although it is not our policy to delay such payments.
o Generally, we pay redemption requests in cash, unless the redemption requests of the shareholder are for more than $250,000 or 1% of the net assets of the Fund within a ninety-day period. If a request for a redemption is over these limits, in order to protect the other shareholders we may pay the redemption in part on in whole in portfolio securities of equal value.

How to Exchange Shares
Exchanges between Wells Fargo Funds are two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

o You should carefully read the Prospectus for the Fund into which you wish to exchange.

o Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for federal income tax purposes.

o You may make exchanges only between like share classes of non-money market funds and the Service Class shares of money market Funds.

In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the fund, the fund may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a 3 month period, or seem to be following a timing pattern.

Contact your account representative for further details.

Other Information

Dividend and Capital Gain Distributions
The Fund pays any dividends monthly and any capital gains distributions at least annually.


  Taxes
The following discussion regarding taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important tax considerations that affect the Fund and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Federal income tax considerations are discussed further in the Statement of Additional Information.

Dividends distributed from the Fund attributable to its net interest income from tax-exempt securities will not be subject to federal income tax. Dividends distributed from other investments and net short-term capital gain (generally, the excess of net short-term capital gains over net long-term capital losses) will be taxable to you as ordinary income. Corporate shareholders may be able to deduct a portion of their dividends when determining their taxable income.

We will pass on to you net capital gains (generally the excess of net long-term capital gains over net short-term capital losses) earned by the Fund as a capital gain distribution. In general, these distributions will be taxable to you as long-term capital gains which may qualify for taxation at preferential rates in the hands of non-corporate shareholders. Any distribution that is not from net investment income, short term capital gains, or net capital gain may be characterized as a return of capital to shareholders.

Portfolio Manager

Stephen Galiani
Nebraska Tax-Free Fund since 2000
Mr. Galiani joined WCM in 1997 and is the firm's Managing Director for Municipals with overall managerial responsibility for municipal strategy, portfolio management, credit research and trade execution. Prior to WCM, he served as Director of Fixed Income from 1995 to 1997 for Qualivest Capital Management. He was President from 1990 to 1995 of Galiani Asset Management Corporation, an independent advisory practice. Mr. Galiani received a BA in English from Manhattan College and an MBA from Boston University.

Glossary

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your financial adviser.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

Annual and Semi-Annual Report
A document that provides certain financial and other important information for the most recent reporting period and the Fund's portfolio of investments.

Business Day
Any day the New York Stock Exchange is open is a business day for the Fund.

Capital Appreciation, Capital Growth
The increase in the value of a security. See also "total return."

Capitalization
When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share. This is an accepted method of determining a company's size and is sometimes referred to as "market capitalization."

Capital Structure
Refers to how a company has raised money to operate. Can include, for example, borrowing or selling stock.

Commercial Paper
Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Convertible Debt Securities
Bonds or notes that are exchangeable for equity securities at a set price on a set date or at the election of the holder.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Diversified
A diversified fund, as defined by the Investment Company Act of 1940, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Fund's total assets. Non-diversified funds are not required to follow such investment policies.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Dollar-Denominated
Securities issued by foreign banks, companies or governments in U.S. dollars.

Illiquid Security
A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.

Liquidity
The ability to readily sell a security at a fair price.

Nationally Recognized Rating Organization ("NRRO")
A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value ("NAV")
The value of a single Fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Options
An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent
A person who has an agreement with the Fund's distributor that allows them to sell the Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number
Usually  the  social   security   number  for  an  individual  or  the  Employer
Identification Number for a corporation.

Total Return
The total value of capital growth and the value of all distributions, assuming that distributions were used to purchase additional shares of the Fund.

Turnover Ratio
The percentage of the securities held in the Fund's portfolio, other than short-term securities, that were bought or sold within a year.

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENT:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

THIS DOCUMENT IS AVAILABLE FREE OF CHARGE:
Call 1-800-222-8222

Write to:
Wells Fargo Funds
PO Box 8266
Boston, MA  02266-8266; or

Visit the SEC's web site at
http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room, Washington, DC  20549-6009
Call:  1-800-SEC-0330 for details




ICA Reg. No. 811-09253
             --------------------------------------------------
    NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE  WFFT E P (2/00)
             --------------------------------------------------

                             WELLS FARGO FUNDS TRUST
                            Telephone: 1-800-222-8222

                       STATEMENT OF ADDITIONAL INFORMATION
                            Dated September 11, 2000

                             NEBRASKA TAX-FREE FUND

                               Institutional Class


         Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about the Nebraska Tax-Free Fund (the "Fund"), a non-diversified series in the Trust's family of funds. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). This SAI relates to the Institutional Class shares of the Fund.

         This SAI is not a prospectus and should be read in conjunction with the Fund's Prospectus, dated September 11, 2000. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained free of charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

                                            i
                                TABLE OF CONTENTS


Page

Investment Policies.........................................................................................1
Additional Permitted Investment Activities and Associated Risks.............................................2
Special Considerations Affecting Nebraska Municipal Obligations............................................14
Management ................................................................................................15
Performance Calculations...................................................................................19
Determination of Net Asset Value...........................................................................22
Additional Purchase and Redemption Information.............................................................22
Portfolio Transactions.....................................................................................23
Fund Expenses..............................................................................................24
Income Taxes...............................................................................................25
Capital Stock..............................................................................................29
Other......................................................................................................30
Counsel....................................................................................................31
Independent Auditors.......................................................................................31
Appendix..................................................................................................A-1

                                           25
                                            1
INVESTMENT POLICIES

         Fundamental Investment Policies

         The Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund.

The Fund may not:

         (1) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after and as a result thereof, the value of the Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that (i) this restriction does not limit the Fund's investments in securities of other investment companies, (ii) this restriction does not limit the Fund's investments in municipal securities whose revenues are derived from substantially similar projects (see (iv) below), (iii) the Fund may invest 25% or more of the current value of its total assets in private activity bonds or notes that are the ultimate responsibility of non-government issuers conducting their principal business activity in the same industry; and (iv) the Fund may invest 25% or more of the current value of its total assets in securities whose issuers are located in the same state or securities the interest and principal on which are paid from revenues of similar type projects;

         (2) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

         (3) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

         (4) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of the Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

         (5) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

         (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

         (7) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

         Non-Fundamental Investment Policies

   The Fund has adopted the following non-fundamental policies which may be changed by the Trustees of the Trust at any time without approval of the Fund's shareholders.

(1) The Fund may invest in shares of other investment companies to the extent permitted under section 12(d)(1)(A) of the 1940 Act, including any rules, regulations and orders obtained thereunder.

(1) The Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

(2) The Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of the Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

(3) The Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit the Fund's investments in securities of other investment companies or in entities created under the laws of foreign countries to facilitate investment in securities in that country.

(4) The Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

(5) The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

   General

   Notwithstanding the foregoing policies, any other investment companies in which the Fund may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing the Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

         ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

         Set forth below are descriptions of certain investments and additional investment policies for the Funds. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by the Fund will be excluded in calculating total assets.

         Asset-Backed Securities

         The Fund may invest in various types of asset-backed securities. Asset-backed securities are securities that represent an interest in an underlying security. The asset-backed securities in which the Funds invest may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities are "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in the Fund experiencing difficulty in valuing or liquidating such securities. The Fund may also invest in securities backed by pools of mortgages. The investments are described under the heading "Mortgage-Related Securities."

         Bank Obligations

         The Fund may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by the Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

         Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

         Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

         Bonds

         Certain of the debt instruments purchased by the Funds may be bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate bonds will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" bonds, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed rate bonds.

         Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

         Borrowing

         The Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

         Commercial Paper

         The Fund may invest in commercial paper (including variable amount master demand notes) which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Funds in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Ratings Organization ("NRRO"). Commercial paper may include variable- and floating-rate instruments.

         Derivative Securities

         The Fund may invest in various instruments that may be considered "derivatives," including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some derivative securities represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause the Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the advisor will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of derivative securities.

         Diversification

         The Fund is non-diversified, which means that it has greater latitude than a diversified fund with respect to the investment of its assets in the securities of relatively few municipal issuers. As non-diversified portfolio, the Fund may present a greater investment risk than a diversified fund. However, the Fund intends to comply with applicable diversification requirements of the Internal Revenue Code. These requirements provide that, as of the last day of each fiscal quarter: (1) with respect to 50% of its assets, the Fund may not:
(a) own the securities of a single issuer, other than a U.S. Government security, with a value of more than 5% of the Fund's total assets; or (b) own more than 10% of the outstanding voting securities of a single issuer; and (2) the Fund may not own the securities of a single issuer, other than a U.S. Government security, with a value of more than 25% of the Fund's total assets.

         Dollar Roll Transactions

         The Fund may enter into "dollar roll" transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. The Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Funds use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds obligation to repurchase the securities. The Fund will engage in roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.
         Floating- and Variable-Rate Obligations

         The Fund may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

         There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Fund may invest in obligations which are not so rated only if the Advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The Advisor, on behalf of the Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

         The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

         Forward Commitment, When-Issued and Delayed-Delivery Transactions

   The Fund may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transaction normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. The Fund will establish a segregated account in which they will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each such Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

         Geographic Concentration

         The Fund invests principally in municipal securities issued by issuers within a particular state and the state's political subdivisions. The Fund is more susceptible to factors adversely affecting issuers of those municipal securities than would be a more geographically diverse municipal securities portfolio. These risks arise from the financial condition of the state and its political subdivisions. To the extent state or local governmental entities are unable to meet their financial obligations, the income derived by the Fund, its ability to preserve or realize appreciation of its portfolio assets or its liquidity could be impaired.

         To the extent the Fund's investments are primarily concentrated in issuers located in a particular state, the value of the Fund's shares may be especially affected by factors pertaining to that state's economy and other factors specifically affecting the ability of issuers of that state to meet their obligations. As a result, the value of the Fund's assets may fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states. The ability of state, county or local governments and quasi-government agencies to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political and demographic conditions within their state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state and local aid to governmental issuers may also affect their ability to meet obligations. Payments of principal of and interest on private activity securities will depend on the economic condition of the facility specific revenue source from whose revenues the payments will be made, which in turn, could be affected by economic, political or demographic conditions in the state.

         Illiquid Securities

   The Fund may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to the Fund

         Guaranteed Investment Contracts. Guaranteed investment contracts ("GICs") are issued by insurance companies. In purchasing a GIC, the Fund contributes cash to the insurance company's general account and the insurance company then credits to the Fund's deposit fund on a monthly basis guaranteed interest at a specified rate. The GIC provides that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it. There is no secondary market for GICs and, accordingly, GICs are generally treated as illiquid investments. GICs are typically unrated.

         Loans of Portfolio Securities

   The Fund may lend its portfolio securities pursuant to guidelines approved by the Board of Trustees of the Trust to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends;
   (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

   The Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Fund. In connection with lending securities, the Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Fund if a material event affecting the investment is to occur. The Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the Advisor, or the Distributor.

         Mortgage-Related Municipal Securities

         The Fund may invest in mortgage-related municipal securities, including mortgage pass-through securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities created by issuers (such as state and local housing agencies, commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

         Prepayment Risk. The stated maturities of  mortgage-related  securities may be shortened by unscheduled prepayments of principal on the underlying mortgages. Therefore, it is not possible to predict accurately the average maturity of a particular mortgage-related security . Variations in the maturities of mortgage-related securities will affect the yield of the Fund. Early repayment of principal on mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium may be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

   Collateralized Mortgage Obligations ("CMOs") and Adjustable Rate Mortgages ("ARMs"). The Fund may also invest in investment grade CMOs. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation or Federal National Mortgage Association ("FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired.

   As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

         The Fund may investment in adjustable rate municipal mortgage securities. The interest rates on the mortgages underlying these securities generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined commonly-recognized interest rate index. The adjustable rate feature should reduce, but will not eliminate, price fluctuations in such securities, particularly when market interest rates fluctuate. The net asset value of the Fund's shares may fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during interim periods between interest rate reset dates. Accordingly, investors could experience some loss if they redeem their shares of the Fund or if the Funds sells these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates. The holder of ARMs and CMOs are also subject to repayment risk.

         Mortgage Participation Certificates. The Fund also may invest municipal mortgage pass-through securities. These mortgage pass-through securities differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. They are called "pass-through" securities because both interest and principal payments, including prepayments, are passed through to the holder of the security. They are also subject to prepayment risk.

         Municipal Bonds

         The Fund may invest in municipal bonds. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated facilities.

         From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in an investor's alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference. Moreover the Fund cannot predict what legislation, if any, may be proposed in the state legislature regarding the state income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations generally for investment by the Fund and the liquidity and value of the Fund's portfolio. In such an event, the Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

         Certain of the municipal obligations held by the Fund may be insured as to the timely payment of principal and interest. The insurance policies usually are obtained by the issuer of the municipal obligation at the time of its original issuance. I n the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance does not protect against market fluctuations caused by changes in interest rates and other factors.

         Municipal Notes

         The Fund may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

         TANs. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

         BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

         RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

         The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Changes in the value of municipal securities held in the Fund's portfolio arising from these or other factors will cause changes in the net asset value per share of the Fund.

         Municipal Securities
         Stand-by Commitments. The Fund may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a stand-by commitment, and the aggregate price which the Fund pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit the Fund to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, the Fund acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment.

         The acquisition of a stand-by commitment does not affect the valuation or maturity of the underlying municipal securities. The Fund values stand-by commitments at zero in determining net asset value. When the Fund pays directly or indirectly for a stand-by commitment, its cost is reflected as unrealized depreciation for the period during which the commitment is held. Stand-by commitments do not affect the average weighted maturity of the Fund's portfolio of securities.

         Other Investment Companies

         The Fund may invest in shares of other investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Under the 1940 Act, the Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's total assets with respect to any one investment company and
(iii) 10% of such Fund's total assets. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

         Participation Interests

         The Fund may purchase participation interests such as certificates of participation in loans or instruments in which the Fund may invest directly that are owned by banks or other institutions. A participation interest gives the Fund an undivided proportionate interest in a loan or instrument. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

         Repurchase Agreements

         The Fund may enter into repurchase agreements, wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, the Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

         The Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's total net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. The Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Trustees and that are not affiliated with the Advisor. The Fund may participate in pooled repurchase agreement transactions with other funds advised by the Advisor.

         Reverse Repurchase Agreements

         The Fund may enter into reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. Because certain of the incidents of ownership of the security are retained by the Fund, reverse repurchase agreements may be viewed as a form of borrowing by the Fund from the buyer, collateralized by the security sold by the Fund. The Fund will use the proceeds of reverse repurchase agreements to Fund redemptions or to make investments. In most cases these investments either mature or have a demand feature to resell to the issuer on a date not later than the expiration of the agreement. Interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Fund with those monies. Any significant commitment of the Fund's assets to the reverse repurchase agreements will tend to increase the volatility of the Fund's net asset value per share.

         Stripped Securities

         The   Fund   may   purchase    Treasury    receipts,    securities   of
government-sponsored enterprises (GSEs), and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. The stripped securities the Funds may purchase are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. The Fund will not purchase stripped mortgage-backed securities ("SMBS"). The stripped securities purchased by the Funds generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest rate fluctuations than similar securities that offer periodic payments over time. The stripped securities purchased by the Funds are not subject to prepayment or extension risk.

         The Fund may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

         U.S. Government Obligations

         The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). Payment of principal and interest on U.S. Government Obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government Obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

         Nationally Recognized Ratings Organizations

         The ratings of Moody's, S&P, Division of McGraw Hill, Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc. Thomson Bank Watch and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Fund, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The Advisor will consider such an event in determining whether the Fund should continue to hold the obligation.

                            SPECIAL CONSIDERATIONS
                   AFFECTING NEBRASKA MUNICIPAL OBLIGATIONS

         The concentration of the Nebraska Tax-Free Fund in securities issued by governmental units of only one state exposes the Fund to risks greater than those of a more diversified portfolio holding securities issued by governmental units of different states in different regions of the country. Nebraska's Constitution limits the debt the State may incur and sets certain restrictions on debt incurred by municipalities and political subdivisions. Accordingly, the availability of Nebraska municipal securities and the economy of the State will effect the Fund. The following is a brief summary of data and economic trends based upon information drawn from government web sites and other resources publicly available as of the date of this SAI. The Trust has not independently verified such information, but has no reason to believe that such information is inaccurate in any material respect.

         Governmental Units and Finances

         Nebraska has 93 counties, 535 incorporated municipalities and over 1,500 other political subdivisions or authorities. These include governmental units such as school districts, utility districts, the Nebraska Educational Facilities Authority, and the Nebraska Investment Finance Authority. While these various municipalities and public authorities dominantly rely on independent revenue sources, such as property taxes, these entities are not immune from State revenue short falls which lead to reductions in State aid to the entities. Furthermore, municipal securities issued by public authorities in Nebraska are not backed by the State's full faith and credit.

         Throughout the early and mid 1990s, State and local revenues, in the aggregate, increased each year at a rate sufficient to cover all increases in State and local expenditures. The ending balance in the State's general fund for fiscal year ending 1999 was $292,993,012 and the projected ending balance of the general fund for fiscal year ending 2000 is $145,818,044. These ending balances do not include amounts held in the State's Cash Reserve Fund. The continued increase in revenues at a level sufficient to cover current and future expenditures will depend on numerous factors, including the State's economy, property tax values, and the financial condition of each municipality or public authority issuing municipal securities.

         Generally, the municipal securities issued by the State's various governmental units have been highly regarded. Notwithstanding, certain Nebraska municipal securities contained unique risks. Such municipal securities may include, without limitation, health care providers, nuclear power plants, facility offerings and other private activity bonds that lack governmental backing. The Fund's success may be impacted by its ability to adequately evaluate the unique risks associated with the respective issuers.

         Economic Conditions

         During the mid and late 1990s, Nebraska's economy experienced consistent growth. State employment steadily increased from 880,246 in 1994 to an estimated 911,100 in 1999 with almost uniform increases in all non-farm industries. Nebraska's unemployment rate has consistently been among the lowest rates in the Nation. From 1994 through 1999, Nebraska's unemployment rate ranged from 2.6% to 2.9%. Nebraska's per capital income, while below the national average, grew from $20,365 in 1994 to $26,412 in 1998. Nebraska also experienced positive net migration and population growth in the mid and late 1990s, reversing net out migration from 1974 to 1990. Based upon Census information, Nebraska's population increased from 1,621,551 in 1994 to 1,666,028 in 1999.

         Historically, national economic downturns have had less economic impact on Nebraska than other states, while at the same time, Nebraska's economy traditionally has not grown as fast as others in periods of national economic expansion. During the 1990s, the Nebraska economy increasingly diversified away from being heavily dependent agriculture. Increases in manufacturing, services and finance, insurance and real estate industries have helped to more uniformly distribute Nebraska's gross state product. However, the Nebraska economy remains heavily dependent upon agriculture and may be adversely effected by the farm commodities markets, changes in federal agriculture programs, and production and weather conditions. Additionally, the diversification of the State's gross state product over the last decade may effect the Nebraska economy's response to national economic cycles.

         Nebraska's economic trends of the 1990s appear to be continuing into the year 2000. Preliminary numbers for March 2000 indicate that Nebraska's labor force totaled 940,458 with an unemployment rate of 2.4%. Non-farm payroll jobs continued to increase into January 2000. However, manufacturing jobs in January 2000 decreased slightly over the year earlier. These numbers and current economic forecasts indicate that the Nebraska economy will continue to grow in the near future, but growth rates will slow due in large part to the State's tight labor market.

         As discussed above, most municipal securities owned by the fund are expected to be obligations of municipalities or other governmental units. Thus, the actual impact of the State's economy and factors that effect that State's economy on most of the municipal securities is uncertain. For example, a factor that may materially effect the State's economy may or may not also effect an individual municipality's financial condition or the municipality's ability to meet its obligations pursuant to the respective municipal securities.

                                   MANAGEMENT

         The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Organization and Management of the Funds." The principal occupations during the past five years of the Trustees and principal executive Officers of the Trust are listed below. The address of each, unless otherwise indicated, is 525 Market Street, 12th Floor, San Francisco, CA 94105. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.




                                                                  Principal Occupations
Name, Age and Address                         Position            During Past 5 Years
---------------------                         --------            -------------------

*Robert C. Brown,  65                        Trustee             Director,  Federal Farm Credit Banks Funding
5038 Kestral Parkway South                                       Corporation and Farm Credit System Financial
Sarasota,  FL 34231                                              Assistance Corporation since February 1993.

Donald H. Burkhardt, 70                       Trustee             Principal of the Burkhardt Law Firm.
777 South Steele Street
Denver, CO 80209

Jack S. Euphrat, 77                           Trustee             Private Investor.
415 Walsh Road
Atherton, CA  94027

Thomas S. Goho, 56                            Trustee             Business Associate Professor, Wake Forest
321 Beechcliff Court                                              University, Calloway School of Business and
Winston-Salem, NC  27104                                          Accountancy since 1994.

Peter G. Gordon, 56                           Trustee             Chairman and Co-Founder of Crystal Geyser Water
Crystal Geyser Water Co.                                          Company and President of Crystal Geyser Roxane
55 Francisco Street, Suite 410                                    Water Company since 1977.
San Francisco, CA  94133

*W. Rodney Hughes, 72                         Trustee             Private Investor.
31 Dellwood Court
San Rafael, CA  94901

*Richard M. Leach, 63                         Trustee             President of Richard M. Leach Associates (a
P.O. Box 1888                                                     financial consulting firm) since 1992.
New London, NH 03257

*J. Tucker Morse, 54                          Trustee             Private Investor/Real Estate Developer; Chairman
10 Legare Street                                                  of Vault Holdings, LLC.
Charleston, SC  29401

Timothy J. Penny, 45                          Trustee             Senior Counselor to the public relations firm of
500 North State Street                                            Himle-Horner since January 1995 and Senior Fellow
Waseca, MN 56093                                                  at the Humphrey Institute, Minneapolis, Minnesota
                                                                  (a public policy organization) since January 1995.

Donald C. Willeke, 59                        Trustee              Principal on the law firm of Willeke & Daniels.
201 Ridgewood Avenue
Minneapolis, MN 55403

Michael J. Hogan, 41                         President            Executive Vice President of Wells Fargo Bank, N.A.
                                                                  since July 1999.  Senior Vice President of Wells
                                                                  Fargo Bank, N.A. from April 1997 to May 1999.
                                                                  Vice President of American Express Financial
                                                                  Advisors from May 1996 to April 1997, and Director
                                                                  of American Express Financial Advisors from March
                                                                  1993 to May 1996.

Karla M. Rabusch, 41                         Treasurer            Senior Vice President of Wells Fargo Bank, N.A.,
                                                                  since May 2000.  Vice President of Wells Fargo
                                                                  Bank, N.A. from December 1997 to May 2000.  Prior
                                                                  thereto, Director of Managed Assets Investment
                                                                  Accounting of American Express Financial Advisors
                                                                  from May 1994 to November 1997.

C. David Messman, 40                         Secretary            Vice President and Senior Counsel of Wells Fargo
                                                                  Bank, N.A. since January 1996.  Prior thereto,
                                                                  Branch Chief, Division of Investment Management,
                                                                  U.S. Securities and Exchange Commission.

         Each of the Trustees and Officers listed above act in the identical capacities for Wells Fargo Variable Trust and Wells Fargo Core Trust (including the Trust, collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of the Trust, and of each other trust in the Fund Complex.

         Each Trustee receives an annual retainer (payable quarterly) of $40,000 from the Fund Complex, and also receives a combined fee of $1,000 for attendance at Fund Complex Board meetings, and a combined fee of $250 for attendance at committee meetings. If a committee meeting is held absent a full Board meeting, each attending Trustee will receive a $1,000 combined fee. These fees apply equally for in-person or telephonic meetings, and Trustees are reimbursed for all out-of-pocket expenses related to attending meetings. The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's officers are not compensated by the Trust for their services. For the 12-month period ended May 31, 2000, the Trustees received the following compensation:

                                         Compensation Table
                                 12-Month Period Ended May 31, 2000

            Trustee                                                 Compensation

            Robert C. Brown                                          $ 22,102.00
            Donald H. Burkhardt                                      $ 21,134.00
            Jack S. Euphrat                                          $ 26,004.00
            Thomas S. Goho                                           $ 26,004.00
            Peter G. Gordon                                          $ 26,004.00
            W. Rodney Hughes                                         $ 25,754.00
            Richard M. Leach                                         $ 22,102.00
            J. Tucker Morse                                          $ 25,754.00
            Timothy J. Penny                                         $ 22,352.00
            Donald C. Willeke                                        $ 22,352.00


         As of the date of this SAI, Trustees and Officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Trust.

         Investment Advisor. Wells Fargo Bank provides investment advisory services to the Fund. As investment advisor, Wells Fargo Bank furnishes investment guidance and policy direction in connection with the daily portfolio management of the Funds. Wells Fargo Bank furnishes to the Trust's Board of Trustees periodic reports on the investment strategy and performance of the Fund. Wells Fargo Bank provides the Funds with, among other things, money market and fixed-income research, analysis and statistical and economic data and information concerning interest rate and securities markets trends, portfolio composition, and credit conditions.

         As compensation for its advisory services, Well Fargo Bank is entitled to receive a monthly fee at the annual rate of 0.50% of the Fund's average daily net assets. Prior to September 11, 2000, First Commerce Investors, Inc. provided advisory services to the Fund at the rate of 0.50% of the Fund's average annual net assets. For the fiscal period ended August 31, 1999, the adviser to the predecessor fund received $340,937 in advisory fees, without waivers. For the period from September 29, 1997 (date of initial public investment) through August 31, 1998, the adviser to the predecessor fund received $299,741 and waived $865 in advisory fees.

         General. The Fund's Advisory Contract will continue in effect for more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Trust's Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Fund's Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

         Investment Sub-Advisor. Wells Fargo Bank has engaged Wells Capital Management Incorporated ("WCM") to serve as investment sub-advisor to the Fund. Subject to the direction of the Trust's Board of Trustees and the overall supervision and control of Wells Fargo Bank and the Trust, WCM makes recommendations regarding the investment and reinvestment of the Fund's assets. WCM furnishes to Wells Fargo Bank periodic reports on the investment activity and performance of the Funds. WCM also furnishes such additional reports and information as Wells Fargo Bank and the Trust's Board of Trustees and officers may reasonably request.

         As compensation for its sub-advisory services, WCM is entitled to receive a monthly fee equal to an annual rate of 0.15% of the first $400 million of the Fund's average daily net assets, 0.125% of the next $400 million of the Fund's net assets, and 0.10% of net assets over $800 million. This fee payable to WCM does not increase the advisory fee paid by the Fund to Wells Fargo Bank. These fees may be paid by Wells Fargo Bank or directly by the Fund. If the sub-advisory fee is paid directly by the Fund, the compensation paid to Wells Fargo Bank for advisory fees will be reduced accordingly. Wells Fargo Bank may, from time to time, reallocate fees and/or services provided with the sub-advisor.

         Administrator. The Trust has retained Wells Fargo Bank as Administrator on behalf of the Fund. Under the Administration Agreement between Wells Fargo Bank and the Trust, Wells Fargo Bank shall provide as administration services, among other things: (i) general supervision of the Fund's operations, including coordination of the services performed by the Fund's investment Advisor, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the U.S. Securities and Exchange Commission ("SEC") and state securities commissions; and preparation of proxy statements and shareholder reports for the Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Trust's officers and Board of Trustees. Wells Fargo Bank also furnishes office space and certain facilities required for conducting the Fund's business together with ordinary clerical and bookkeeping services. The Administrator is entitled to receive a fee of up to 0.15% of the Fund's average daily net assets on an annual basis.

         Prior to September 11, 2000, Federated Services Company, a subsidiary of Federated Investors, Inc., provided administrative personnel and services necessary to operate the Fund. For these services, it received fees on an annual basis of the average daily net assets as follows: 0.15% of the first $250 million in assets, 0.125% of the next $250 million, 0.10% of the next $250 million in assets, and 0.075% of assets in excess of $750 million, with an annual minimum of not less than $75,000.

         For the fiscal  years ended  August 31, 1999 and August 31,  1998,  the
predecessor  fund's   administrator   received  fees  of  $94,008  and  $83,702,
respectively, for these services.

         Distributor. Stephens Inc. (the "Distributor"), located at 111 Center Street, Little Rock, Arkansas 72201, serves as the Distributor for the Funds.

         Shareholder Servicing Agent. The Fund has approved a Servicing Plan and has entered into related shareholder servicing agreements with financial institutions, including Wells Fargo Bank. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing shareholder services, a Servicing Agent is entitled to a fee from the Fund, on an annualized basis, of 0.10% of the average daily net assets of the Institutional Class shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The Servicing Plan and related forms of shareholder servicing agreements were approved by the Trust's Board of Trustees and provide that the Fund shall not be obligated to make any payments under such Plans or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

         Custodian. Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank MN"), located at Norwest Center, 6th and Marquette, Minneapolis, Minnesota 55479, acts as Custodian for the Fund. The Custodian, among other things, maintains a custody account or accounts in the name of the Fund, receives and delivers all assets for the Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of the Fund, and pays all expenses of the Fund. For its services as Custodian, Wells Fargo Bank MN is entitled to receive a fee of 0.02% of the average daily net assets of the Fund.

         Fund Accountant. Forum Accounting Services, LLC ("Forum Accounting"), located at Two Portland Square, Portland, Maine 04101, serves as Fund Accountant for the Fund.

         For its services as Fund Accountant, Forum Accounting is entitled to receive a monthly base fee per Fund of $5,000. Forum Accounting is also entitled to receive a fee equal to 0.0025% of the average annual daily net assets of the Fund and certain out-of-pocket expenses.

         Transfer and Dividend Disbursing Agent. Boston Financial Data Services, Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as Transfer and Dividend Disbursing Agent for the Funds. For providing such services, BFDS is entitled to receive a per-account fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive a complex base fee from all the Funds of the Trust, Wells Fargo Core Trust and Wells Fargo Variable Trust.

         Underwriting Commissions. Stephens serves as the principal underwriter distributing securities of the Fund on a continuous basis.

PERFORMANCE CALCULATIONS

         The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

         In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

         Performance information for a Fund or Class of shares in a Fund may be useful in reviewing the performance of such Fund or Class of shares and for providing a basis for comparison with investment alternatives. The performance of a Fund and the performance of a Class of shares in a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

         Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Funds. Annual and Semi-Annual Reports for the Funds may contain additional performance information, and are available free of charge upon request.

         Average Annual Total Return: The Funds may advertise certain total return information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)n=ERV.

         Yield Calculations: The Funds may, from time to time, include their yields and effective yields in advertisements or reports to shareholders or prospective investors. Quotations of yield for the Funds are based on the investment income per share earned during a particular seven-day or thirty-day period, less expenses accrued during a period ("net investment income") and are computed by dividing net investment income by the offering price per share on the last date of the period, according to the following formula:

                     YIELD = 2[(a - b + 1)6 - 1]
                                   -----
                                     cd

         where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares of each class outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share each class of shares on the last day of the period.

         Tax-Equivalent Yield: Quotations of tax-equivalent yield for a Tax-Free Fund are calculated according the following formula:

                                            TAX EQUIVALENT YIELD = ( E ) + t
                                                                       ---
                                                                      1 - p
                                               E = Tax-exempt yield
                                               p = stated income tax rate
                                               t = taxable yield

         Effective Yield: Effective yields for the Funds are based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular thirty-day period, less a pro-rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized multiplying by 365/30, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Funds assumes that all dividends received during the period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

          Effective Thirty-Day Yield = [Base Period Return +1)365/30]-1

         Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future. In connection with communicating its yields or total return to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

         The yields for each class of shares will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields since they are based on historical data. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to a Fund or to a particular class of a Fund.

         In addition, investors should recognize that changes in the net asset values of shares of each class of a Fund will affect the yield of the respective class of shares for any specified period, and such changes should be considered together with such class' yield in ascertaining such class' total return to shareholders for the period. Yield information for each class of shares may be useful in reviewing the performance of the class of shares and for providing a basis for comparison with investment alternatives. The yield of each class of shares, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

For the Year or Period Ended August 31, 19998

                          Average Annual      SEC 30              Tax Equivalent
                           Total Return     Day Yield                 Yield
Nebraska Tax-Free Fund       (2.44%)          3.85%                   6.37%


         From time to time and only to the extent the comparison is appropriate for the Fund or a Class of shares, the Trust may quote the performance or price-earning ratio of the Fund or a Class of in advertising and other types of literature as compared with the performance of the S&P Index, the Dow Jones Industrial Average, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, Donoghue's Money Fund Averages, Real Estate Investment Averages (as reported by the National Association of Real Estate Investment Trusts), Gold Investment Averages (provided by the World Gold Council), Bank Averages (which is calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The performance of the Fund or a class also may be compared to that of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment
Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Fund's performance will be calculated by relating net asset value per share of each class at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions paid, at the end of the period. The Fund's comparative performance will be based on a comparison of yields, as described above, or total return, as reported by Lipper, Survey Publications, Donoghue or Morningstar, Inc.

         Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a class of shares with the performance of the Fund's competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

         The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for each class of shares of the Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in each class of shares of the Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of each class of shares of the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of each class of shares of the Fund or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in each class of shares of the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the historical performance or current or potential value of each class of shares of the Fund with respect to the particular industry or sector.

   The Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

         The Trust also may discuss in advertising and other types of literature that the Fund has been assigned a rating by an NRRO, such as Standard Poor's Corporation. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Trust may compare the performance of each class of shares of the Fund with other investments which are assigned ratings by NRROs. Any such comparisons may be useful to investors who wish to compare each class' past performance with other rated investments.

         From time to time, the Fund may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Wells Fargo Funds Trust, provides various services to its customers that are also shareholders of the Funds. These services may include access to Wells Fargo Funds Trust's account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Wells Fargo Funds Trust account statements."

         The Trust also may disclose, in advertising and other types of literature, information and statements that Wells Capital Management, Inc. (formerly, Wells Fargo Investment Management) a subsidiary of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in its July 1997 survey "America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Trust also may disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust's investment Advisor and the total amount of assets and mutual fund assets managed by Wells Fargo Bank. As of June 30, 2000, Wells Fargo Bank and its affiliates managed over $131 billion in assets.

         The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.


                        DETERMINATION OF NET ASSET VALUE

         Net asset value per share for each class of the Fund is determined as of the close of regular trading (currently 1:00 p.m. (Pacific time), 3:00 p.m. (Central time), 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Fund's shares.

         Securities of the Fund for which market quotations are available are valued at latest prices. Any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the latest bid price quoted on such day. In the case of other Fund securities, including U.S. Government securities but excluding money market instruments and debt securities maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service approved by the Trust's Board of Trustees. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of the Fund for which current market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Board of Trustees and in accordance with procedures adopted by the Trustees.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares of the Fund may be purchased on any day the Fund is open for business. The Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

         Payment for shares may, in the discretion of the advisor, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment please contact the Distributor. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

         Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectus.


                             PORTFOLIO TRANSACTIONS

         The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, Wells Fargo Bank is responsible for the Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

         Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Fund also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing the Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which Stephens or Wells Fargo Bank is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Trustees.

         Wells Fargo Bank, as Advisor to the Fund, may, in circumstances in which two or more dealers are in a position to offer comparable results for the Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for the Fund may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Funds.

         Portfolio Turnover. The portfolio turnover rate is not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences. Portfolio turnover rate is not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate.


                                  FUND EXPENSES

   As of the date of this SAI, Wells Fargo Bank is contractually obligated to reimburse the Fund for some of its operating expenses or to waive a portion of the fees payable to it in order to maintain a certain operating expense ratio. The contract remains in effect unless the Board acts to reduce or eliminate such waivers. Actual waivers will reduce expenses and, accordingly, have a favorable impact on the Fund's performance.

   Except for the expenses borne by Wells Fargo Bank and Stephens, the Trust bears all costs of its operations, including the compensation of its Trustees, who are not affiliated with Stephens or Wells Fargo Bank or any of their affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing Prospectuses (except the expense of printing and mailing Prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the net asset value per share of the Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of the Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to the Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Fund, in a manner proportionate to the net assets of the Fund, on a transactional basis, or on such other basis as the Trust's Board of Trustees deems equitable.


                                  INCOME TAXES

         The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectus of the Fund generally describes the tax treatment of distributions by the Fund. This section of the SAI includes additional information concerning federal and Nebraska income taxes.

         General. The Trust intends to continue to qualify the Fund as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interests of the Fund's shareholders. The Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will be applied separately to the Fund, rather than to the Trust as a whole. In addition, capital gains, net investment income, and operating expenses will be determined separately for the Fund. As a regulated investment company, the Fund will not be taxed on its net investment income and capital gain distributed to its shareholders.

         Qualification as a regulated investment company under the Code requires, among other things, that the Fund derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

         The Fund must also distribute or be deemed to distribute to its shareholders at least 90% of its net investment income (including, for this purpose, net short-term capital gain) earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. The Fund intends to pay out substantially all of its net investment income and net realized capital gains (if any) for each year.

         Excise Tax. A 4% nondeductible excise tax will be imposed on the Fund (other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. The Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

         Taxation of Fund Investments. Except as provided herein, gains and losses on the sale of portfolio securities by the Fund generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

         Gains recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.

         If the Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or
(iii) a futures or forward contract.

         Capital Gain Distributions. Distributions which are designated by the Fund as capital gain distributions will be taxed to shareholders as long-term term capital gain (to the extent such dividends do not exceed the Fund's actual net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

         Disposition of Fund Shares. A disposition of Fund shares pursuant to a redemption (including a redemption in-kind) or an exchange will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to receive in the case of an exchange) and the cost of the shares.

         If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

         If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where the Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

         Federal Income Tax Rates. As of the printing of this SAI, the maximum individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

         Backup Withholding. The Trust may be required to withhold, subject to certain exemptions, at a rate of 31% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, unless the shareholder certifies that the "taxpayer identification number" ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's Federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Trust also could subject the investor to penalties imposed by the IRS.

         Foreign Shareholders. Under the Code, distributions attributable to income on taxable investments, net short-term capital gain and certain other items realized by the Fund and paid to a nonresident alien individual, foreign trust (i.e., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (each, a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a distribution paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Capital gain distributions generally are not subject to tax withholding.

         New Regulations. On October 6, 1997, the Treasury Department issued new regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 2000, subject to certain transition rules. Among other things, the New Regulations will permit the Funds to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders that will be subject to federal income tax withholding. Prospective investors are urged to consult their own tax advisors regarding the New Regulations.

         Tax-Exempt Investors and Tax-Deferred Plans. Shares of the Fund would not be suitable investments for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and IRAs, since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the exempt status of dividends from the Fund. Such dividends may ultimately be taxable to the beneficiaries when distributed to them.

         Additional Considerations for the Nebraska Tax-Free Fund. Individuals, trusts, estates and corporations subject to the Nebraska income tax will not be subject to such tax on dividends paid by the Nebraska Tax-Free Fund so long as the Fund continues as a regulated investment company and to the extent that such dividends qualify as exempt-interest dividends and are attributable to (i) interest earned on Nebraska municipal securities to the extent that such interest is specifically exempt from the Nebraska income tax and the Nebraska alternative minimum tax; or (ii) interest on obligations of the United States or its territories and possessions to the extent included in federal adjusted gross income but exempt from state income taxes under the laws of the United States. Distributions, characterized as long-term capital gains for federal income tax purposes will generally receive the same characterization for Nebraska tax purposes. Additionally, if a shareholder is subject to the Nebraska financial institutions' franchise tax, fund dividends may effect the determination of such shareholder's franchise tax.

         All shareholders of the Nebraska Tax-Free Fund should consultant their own tax advisors about other State and local tax consequences of their investment in the Fund.

         Other Matters. Investors should be aware that the investments to be made by the Fund may involve sophisticated tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Fund will seek to avoid significant noncash income, such noncash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

         The  foregoing   discussion  and  the  discussions  in  the  Prospectus
applicable to each shareholder address only some of the federal income and Nebraska tax considerations generally affecting investments in the Fund. Each investor is urged to consult his or her tax advisor regarding specific questions as to federal, state, local and foreign taxes.

                                  CAPITAL STOCK

         The Fund is one of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware business trust on March 10, 1999.

         Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in the Fund represents an equal, proportionate interest in the Fund with other shares. Please contact Shareholder Services at 1-800-222-8222 if you would like additional information about other funds offered.

         All shares of the Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in the Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract, since it affects only one Fund, is a matter to be determined separately by Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

         As used in the Prospectus and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a Class of shares of the Fund, means the vote of the lesser of (i) 67% of the shares of the Class represented at a meeting if the holders of more than 50% of the outstanding shares of the Class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

         Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued, will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

         Each share of the Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of the Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund or portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

   Set forth below, as of August 25, 2000, is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of the Fund or 5% or more of the voting securities as a whole.

                       5% Ownership AS OF AUGUST 25, 2000

                                                            Type of   Percentage
               Fund         Name and Address               Ownership   of Class

NEBRASKA TAX-FREE
   Institutional Class       Firlin & Co.                    Record     94.53%
                             c/o National Bank of Commerce
                             P. O. Box 82408
                             Lincoln, NE  68501



   For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).


                                      OTHER

   The Trust's Registration Statement, including the Prospectus and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.


                                     COUNSEL

   Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Fund's Prospectus.


                              INDEPENDENT AUDITORS

   KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                                    APPENDIX

         The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds, municipal notes, and corporate and municipal commercial paper.

         Corporate Bonds

         Moody's: The four highest ratings for corporate bonds are "Aaa," "Aa," "A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's also applies numerical modifiers in its rating system: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

         S&P: The four highest ratings for corporate and municipal bonds are "AAA," "AA," "A" and "BBB." Bonds rated "AAA" have the "highest rating" assigned by S&P and have "an extremely strong capacity" to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity" to pay interest and repay principal and "differ from the highest rated obligations only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having "adequate protection parameters" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

         Commercial Paper

         Moody's: The highest rating for commercial paper is "P-1" (Prime-1). Issuers rated "P-1" have a "superior ability for repayment of senior short-term debt obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of senior short-term debt obligations," but earnings trends, while sound, will be subject to more variation.

         S&P: The "A-1" rating for commercial paper is rated "in the highest category" by S&P and "the obligor's capacity to meet its financial commitment on the obligation is strong." The "A-1+" rating indicates that said capacity is "extremely strong." The A-2 rating indicates that said capacity is "satisfactory," but that corporate and municipal commercial paper rated "A-2" is "more susceptible" to the adverse effects of changes in economic conditions or other circumstances than commercial paper rated in higher rating categories.

                                           C-5
                                           C-1
                             WELLS FARGO FUNDS TRUST
                         File Nos. 333-74295; 811-09253

                                     PART C
                                OTHER INFORMATION

Item 23.      Exhibits.
              --------

      Exhibit
      Number                                      Description


        (a)                   -  Amended and Restated Declaration of Trust,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 8, filed December 17, 1999.

        (b)                   -  Not applicable.

        (c)                   -  Not applicable.

        (d)(1)(i)             -  Investment Advisory Agreement with Wells Fargo
                                 Bank, N.A., incorporated by reference to Post-Effective
                                 Amendment No. 8, filed December 17, 1999.

                (ii)          -  Fee and Expense Agreement between Wells Fargo
                                 Funds Trust and Wells Fargo Bank, N.A.

             (2)(i)           -  Sub-Advisory Contract with Barclays Global Fund
                                 Advisors, incorporated by reference to Post-
                                 Effective Amendment No. 8, filed December 17, 1999.

                  (ii)        -  Sub-Advisory Contract with Galliard Capital
                                 Management, Inc., incorporated by reference to Post-Effective Amendment No. 8, filed December 17, 1999.

                  (iii)       -  Sub-Advisory Contract with Peregrine Capital
                                 Management, Inc., incorporated by reference to Post-Effective Amendment No. 8, filed December 17, 1999.

                  (iv)        -  Sub-Advisory Contract with Schroder Investment
                                 Management North America Inc., incorporated by reference to Post-Effective Amendment No. 8, filed December 17, 1999.

                  (v)         -  Sub-Advisory Contract with Smith Asset
                                 Management Group, L.P., incorporated by
                                 reference to Post-Effective Amendment No. 10, filed May 10, 2000.

                  (vi) - Form of Sub-Advisory Contract with Wells Capital Management Incorporated, incorporated by reference to Post-effective Amendment No. 1, filed May 28, 1999.

        (e)(i)                -  Form of Distribution Agreement along with Form
                                 of Selling Agreement, incorporated by reference to Post-effective Amendment No. 1, filed May 28 , 1999.

            (ii)              -  Distribution Plan, incorporated by reference to
                                 Post-Effective Amendment No. 8, filed December 17, 1999.

        (f)                   -  Not applicable.

        (g)(1)                -  Custody Agreement with Barclays Global
                                 Investors, N.A., incorporated by reference to Post-Effective Amendment No. 8, filed December 17, 1999.

             (2)              -  Custody Agreement with Norwest Bank Minnesota,
                                 N.A., incorporated by reference to Post-
                                 Effective Amendment No. 8, filed December 17, 1999.

             (3)              -  Securities Lending Agreement by and among Wells
                                 Fargo Funds Trust, Wells Fargo Bank, N.A. and Norwest Bank Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 8, filed December 17, 1999.

        (h)(1)                -  Administration Agreement with Wells Fargo Bank,
                                 N.A., incorporated by reference to Post-
                                 Effective Amendment No. 8, filed December 17, 1999.

             (2)(i)           -  Fund Accounting Agreement, incorporated by
                                 reference to Post-Effective Amendment No. 9, filed February 1, 2000.

             (3)              -  Transfer Agency and Service Agreement with
                                 Boston Financial Data Services, Inc.,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 8, filed December 17, 1999.

             (4)              -  Shareholder Servicing Plan, incorporated by
                                 reference to Post-Effective Amendment No. 8, filed December 17, 1999.

             (5)              -  Form of Shareholder Servicing Agreement,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 8, filed December 17, 1999.

        (i)                   -  Legal Opinion, filed herewith.

        (j)                   -  Consent of Independent Auditors, filed
                                 herewith.

        (j)(1)                -  Power of Attorney, Robert C. Brown,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 10, filed May 10, 2000.

            (2)               -  Power of Attorney, Donald H. Burkhardt,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 10, filed May 10, 2000.

            (3)               -  Power of Attorney, Jack S. Euphrat,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 10, filed May 10, 2000.

            (4)               -  Power of Attorney, Thomas S. Goho,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 10, filed May 10, 2000.

            (5)               -  Power of Attorney, Peter G. Gordon,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 10, filed May 10, 2000.

            (6)               -  Power of Attorney, W. Rodney Hughes,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 10, filed May 10, 2000.

            (7)               -  Form of Power of Attorney, Richard M. Leach,
                                 incorporated by reference to Post-Effective
                                 Amendment No.10, filed May 10, 2000.

            (8)               -  Power of Attorney, J. Tucker Morse,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 10, filed May 10, 2000.

            (9)               -  Power of Attorney, Timothy J. Perry,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 10, filed May 10, 2000.

            (10)              -  Power of Attorney, Donald C. Willeke,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 10, filed May 10, 2000.

            (11)              -  Power of Attorney, Michael J. Hogan,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 10, filed May 10, 2000.

            (12)              -  Power of Attorney, Karla M. Rabusch,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 10, filed May 10, 2000.

        (k)                   -  Not applicable.

        (l)                   -  Not applicable.

        (m)                   -  Rule 12b-1 Plan, incorporated by reference to
                                 Post-effective Amendment No. 8, filed December 17, 1999.

        (n)                   -  Rule 18f-3 Plan, incorporated by reference to
                                 Post-Effective Amendment No. 8, filed December 17, 1999.

        (p)                   -  Code of Ethics, incorporated by reference to
                                 Post-Effective Amendment No. 10, filed May 10, 2000.


Item 24.        Persons Controlled by or Under Common Control with the Fund.
                -----------------------------------------------------------

                Registrant believes that no person is controlled by or under common control with Registrant.


Item 25.        Indemnification.
                ---------------

                Article V of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Section
3.9 of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.


Item 26.        Business and Other Connections of Investment Adviser.
                ----------------------------------------------------

                (a) Wells Fargo Bank, N.A. ("Wells Fargo Bank"), a wholly-owned subsidiary of Wells Fargo & Company, serves as investment adviser to all of the Registrant's investment portfolios, and to certain other registered open-end management investment companies. Wells Fargo Bank's business is that of a national banking association with respect to which it conducts a variety of commercial banking and trust activities.

                To the knowledge of Registrant, none of the directors or executive officers of Wells Fargo Bank is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain executive officers also hold various positions with and engage in business for Wells Fargo & Company and/or its subsidiaries.

                (b) Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI"), serves as an adviser or sub-adviser to various Funds of the Trust and as adviser or sub-adviser to certain other open-end management investment companies. The description of BGFA in Parts A and B of this Registration Statement is incorporated by reference herein. The directors and officers of BGFA also serve as directors or officers of BGI. To the knowledge of the Registrant, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

                (c) Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of Wells Fargo Bank, N.A., serves as sub-adviser to various Funds of the Trust. The description of WCM in Parts A and B of this Registration Statement is incorporated by reference in Parts A and B of this Registration Statement is incorporated by reference herein. None of the directors and principal executive officers of WCM serves, or has served in the past two fiscal years, in such capacity for any other entity.

                (d) Peregrine Capital Management, Inc., an indirect wholly-owned subsidiary of Wells Fargo & Company, serves as sub-adviser to various Funds of the Trust. The description of Peregrine Capital Management, Inc. ("Peregrine") in Parts A and B of the Registration Statement, is incorporated by reference herein. To the knowledge of the Registrant, none of the directors or executive officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

                (e) Schroder Investment Management North America Inc., serves as sub-adviser to various Funds of the Trust. Thedescription of Schroder Investment Management North America Inc. ("SIMNA") in Parts A and B of the Registration Statement are incorporated by reference herein. The address is 787 Seventh Avenue, 34th Floor, New York, NY 10019. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of SIMNA which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroders p.l.c. are located at 31 Gresham St.,London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or executive officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

                (f) Galliard Capital Management, Inc., an indirect, wholly-owned subsidiary of Wells Fargo & Company serves as sub-adviser to various Funds of the Trust. The descriptions of Galliard Capital Management, Inc. ("Galliard") in Parts A and B of the Registration Statement, are incorporated by reference herein. The address of Galliard is LaSalle Plaza, Suite 2060, 800 LaSalle Avenue, Minneapolis, Minnesota 55479. To the knowledge of the Registrant, none of the directors or executive officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

                (g) Smith Asset Management, L.P., an indirect, partially-owned subsidiary of Wells Fargo & Company serves as sub-adviser to various Funds of the Trust. The descriptions of Smith Asset Management, L.P. ("Smith") in Parts A and B, of the Registration Statement, are incorporated by reference herein. The address of Smith is 300 Crescent Court, Suite 750, Dallas, Texas 75201. To the knowledge of the Registrant, none of the directors or executive officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.


Item 27.  Principal Underwriters.
          ----------------------

                (a) Stephens Inc. ("Stephens"), distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for Barclays Global Funds Inc., Nations Fund, Inc., Nations Fund Trust, Nations
Fund Portfolios, Inc., Nations LifeGoal Funds, Inc. and Nations Institutional Reserves, and Wells Fargo Variable Trust, Wells Fargo Core Trust and Wells
Fargo Funds Trust and is the exclusive placement agent for Master Investment Portfolio, all of which are registered open-end management investment companies.

                (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D thereto, filed by Stephens with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file No. 501-15510).

                (c)      Not applicable.

Item 28.      Location of Accounts and Records.
              --------------------------------

                (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Stephens Inc., 111 Center Street, Little Rock,Arkansas 72201.

                (b) Wells Fargo Bank maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, San Francisco, California 94105.

                (c) BGFA and BGI maintain all Records relating to their services as sub-adviser and custodian, respectively, at 45 Fremont Street, San Francisco, California 94105.

                (d) Stephens maintains all Records relating to its services as distributor at 111 Center Street, Little Rock, Arkansas 72201.

                (e) Norwest Bank Minnesota, N.A. maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, Minnesota 55479-0040.

                (f) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, San Francisco, California 94105.

                (g) Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue , Minneapolis, Minnesota 55479.

                (h) Galliard Capital Management, Inc. ("Galliard") maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55479.

                (i) Smith Asset Management Group, LP maintains all Records relating to its services as investment sub-adviser at 500 Crescent Court, Suite 250, Dallas, Texas 75201.

                (j) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-adviser at 787 Seventh Avenue, New York, New York 10019.


Item 29.  Management Services.
          -------------------

                Other than as set forth under the captions "Organization and Management of the Funds"" in the Prospectus constituting Part A of this
Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.  Undertakings.  Not applicable.
          ------------

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 11th day of September, 2000.


                                       WELLS FARGO FUNDS TRUST

                                        By: /s/ Dorothy A. Peters
                                 --------------------------------------------
                                            Dorothy A. Peters
                                           Assistant Secretary


              Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature                                    Title                   Date

                *                            Trustee
Robert C. Brown

                *                            Trustee
Donald H. Burkhardt

                *                            Trustee
Jack S. Euphrat

                *                            Trustee
Thomas S. Goho

                *                            Trustee
Peter G. Gordon

                *                            Trustee
W. Rodney Hughes

                *                            Trustee
Richard M. Leach

                *                            Trustee
J. Tucker Morse

                *                            Trustee
Timothy J. Penny

                *                            Trustee
------------------------------------
Donald C. Willeke                                              09/11/2000

*By:  /s/ Dorothy A. Peters
     -------------------------------
       Dorothy A. Peters
       As Attorney-in-Fact
       September 11, 2000

                              WELLS FARGO FUNDS TRUST
                         FILE NOS. 333-74295; 811-09253

                                  EXHIBIT INDEX

Exhibit Number                                                Description


EX-99.B(i)                    Opinion and Consent of Counsel

EX-99.B(j)                    Consent of Independent Auditors

                                    [GRAPHIC OMITTED][GRAPHIC OMITTED]




                               September 11, 2000



Wells Fargo Funds Trust
111 Center Street
Little Rock, Arkansas  72201

              Re:    Shares of Beneficial Interest of
                     Wells Fargo Funds Trust

Ladies/Gentlemen:

              We refer to the Registration Statement on Form N-1A (SEC File Nos. 333-74295 and 811-09253) (the "Registration Statement") of Wells Fargo Funds Trust (the "Trust") relating to the registration of an indefinite number of shares of beneficial interest of the Trust (collectively, the "Shares").

              We have been requested by the Trust to furnish this opinion as Exhibit (i) to the Registration Statement.

              We have examined documents relating to the organization of the Trust and its series and the authorization and issuance of Shares of its series.

              Based upon and subject to the foregoing, we are of the opinion that:

              The issuance and sale of the Shares by the Trust has been duly and validly authorized by all appropriate action of the trust, and assuming delivery by sale or in accord with the Trust's dividend reinvestment plan in accordance with the description set forth in the Funds' current prospectuses under the Securities Act of 1933, as amended, the Shares will be legally issued, fully paid and nonassessable by the Trust.

              We consent to the inclusion of this opinion as an exhibit to the Registration Statement.

              In addition, we hereby consent to the use of our name and to the reference to the description of advice rendered by our firm under the heading "Counsel" in the Statement of Additional Information, which is included as part of the Registration Statement.


                                                     Very truly yours,

                                                   /s/ Morrison & Foerster LLP

                                                     MORRISON & FOERSTER LLP

INDEPENDENT AUDITORS' CONSENT


We consent to the incorporation by reference in this Post-Effective Amendment No. 14 to Registration Statement (No. 333-74295) under the Securities Act of 1933 and Amendment No. 15 to Registration Statement (No. 811-09253) of the Securities Act of 1940 on behalf of The Wells Fargo Nebraska Tax-Free Fund of our reports dated October 20, 1999, relating to the Great Plains Tax-Free Bond Fund, incorporated by reference in the Statement of Additional Information, which is part of such Registration Statement, and to the reference to us under the heading "Financial Highlights", appearing in the Prospectus, which is also a part of such Registration Statement.


/s/ Deloitte & Touche

DELOITTE & TOUCHE

Boston, Massachusetts
September 8, 2000